Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Automotive Portfolio
November 30, 2024
AUT-NPRT3-0125
1.810666.120
Common Stocks - 98.9%
	Shares	Value ($)
CANADA - 0.7%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Magna International Inc (United States) (a)	12,726	574,452
CHINA - 6.5%
Consumer Discretionary - 6.5%
Automobiles - 6.5%
Li Auto Inc ADR (a)(b)	114,832	2,719,222
NIO Inc Class A ADR (a)(b)	220,891	989,592
XPeng Inc ADR (a)(b)	89,525	1,078,776

TOTAL CHINA		4,787,590
ITALY - 6.1%
Consumer Discretionary - 6.1%
Automobiles - 6.1%
Ferrari NV	10,221	4,437,549
JAPAN - 11.6%
Consumer Discretionary - 11.6%
Automobiles - 11.6%
Honda Motor Co Ltd ADR	105,165	2,723,773
Toyota Motor Corp ADR (a)	33,685	5,747,672

TOTAL JAPAN		8,471,445
SWEDEN - 2.4%
Consumer Discretionary - 2.4%
Automobile Components - 2.4%
Autoliv Inc	17,695	1,753,928
UNITED STATES - 71.6%
Consumer Discretionary - 61.9%
Automobile Components - 7.1%
Aptiv PLC (b)	45,906	2,549,160
BorgWarner Inc	48,159	1,652,817
Lear Corp	4,639	453,880
Visteon Corp (b)	5,800	541,546
		5,197,403
Automobiles - 22.7%
Ford Motor Co	187,185	2,083,369
General Motors Co	105,828	5,882,979
Rivian Automotive Inc Class A (a)(b)	55,972	684,538
Stellantis NV	109,842	1,449,914
Tesla Inc (b)	18,989	6,554,243
		16,655,043
Distributors - 3.2%
Genuine Parts Co	14,055	1,781,190
LKQ Corp	14,116	554,618
		2,335,808
Specialty Retail - 28.9%
Advance Auto Parts Inc	9,904	409,530
AutoNation Inc (b)	13,788	2,466,535
AutoZone Inc (b)	1,070	3,391,408
CarMax Inc (b)	4,300	361,071
Carvana Co Class A (b)	14,692	3,826,091
Group 1 Automotive Inc	4,279	1,821,998
Lithia Motors Inc Class A	3,089	1,195,134
O'Reilly Automotive Inc (b)	5,366	6,671,119
Penske Automotive Group Inc	6,500	1,082,510
		21,225,396
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Maplebear Inc (b)	9,913	432,901
Industrials - 9.1%
Commercial Services & Supplies - 6.5%
ACV Auctions Inc Class A (b)	72,708	1,644,655
Copart Inc (b)	49,318	3,126,268
		4,770,923
Ground Transportation - 1.7%
Uber Technologies Inc (b)	17,828	1,282,903
Trading Companies & Distributors - 0.9%
Rush Enterprises Inc Class A	10,288	637,341
TOTAL INDUSTRIALS		6,691,167

TOTAL UNITED STATES		52,537,718
TOTAL COMMON STOCKS (Cost $40,206,246)		72,562,682

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(c)(d) (Cost $77,048)	3,700	20,720

Money Market Funds - 14.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.64	740,433	740,581
Fidelity Securities Lending Cash Central Fund (e)(f)	4.64	9,932,817	9,933,810
TOTAL MONEY MARKET FUNDS (Cost $10,674,391)			10,674,391

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $50,957,685)	83,257,793
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(9,914,080)
NET ASSETS - 100.0%	73,343,713

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,720 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/22	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	10,586,624	9,846,076	5,562	33	-	740,581	0.0%
Fidelity Securities Lending Cash Central Fund	18,677,977	165,019,751	173,763,918	53,468	-	-	9,933,810	0.0%
Total	18,677,977	175,606,375	183,609,994	59,030	33	-	10,674,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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